Consolidated Balance Sheets (Q2) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash		$ 1,132,974
Prepaid expenses		40,000
Other
Total current assets		1,172,974
Furniture and Equipment - net		6,046
Other assets:
Patent - net		24,697
Debt issue costs - net		235,211
Total assets		1,438,928
Current liabilities:
Accounts payable & accrued expenses		107,380
Notes payable		503,203
Notes payable - related party		26,108
Derivative liabilities		2,751,504
Total current liabilities		2,983,078
Long term liabilities:
Convertible debt - net		361,245
Convertible debt - related parties - net		50,000
Notes payable		405,117
Total long term liabilities		816,362
Total liabilities		3,799,440
Stockholders' deficit:
Preferred stock: $0 par value, 20,000,000 shares authorized; 0 shares issued and outstanding
Common stock: $0 par value, 500,000,000 shares authorized; 35,500,000 and 34,500,000 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively		(126,400)
Additional paid-in capital		6,068,045
Accumulated deficit		(8,519,517)
Noncontrolling interest		(35,440)
Total Stockholders' deficit		(2,325,072)
Total liabilities and stockholders' deficit		1,438,928
Quarter 2 [Member]
Current assets:
Cash	2,236,051	1,132,974
Prepaid expenses	38,104	40,000
Other	27,020
Total current assets	2,301,175	1,172,974
Furniture and Equipment - net	139,972	6,046
Other assets:
Patent - net	31,984	24,697
Debt issue costs - net	241,246	235,211
Total other assets	273,230	259,908
Total assets	2,714,377	1,438,928
Current liabilities:
Accounts payable & accrued expenses	542,137	107,380
Deferred rent	3,846
Notes payable	98,086	98,086
Notes payable - related party		26,108
Derivative liabilities	5,130,013	2,751,504
Total current liabilities	5,774,082	2,983,078
Long term liabilities:
Convertible debt - net	961,269	361,245
Convertible debt - related parties - net	50,000	50,000
Notes payable	356,557	405,117
Total long term liabilities	1,367,826	816,362
Total liabilities	7,141,908	3,799,440
Stockholders' deficit:
Preferred stock: $0 par value, 20,000,000 shares authorized; 0 shares issued and outstanding
Common stock: $0 par value, 500,000,000 shares authorized; 35,500,000 and 34,500,000 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	127,400	126,400
Additional paid-in capital	6,314,064	6,068,045
Accumulated deficit	(10,805,787)	(8,519,517)
Total Stockholders' deficit	(4,364,323)	(2,325,072)
Noncontrolling interest	(63,208)	(35,440)
Total Stockholders' deficit	(4,427,531)	(2,360,512)
Total liabilities and stockholders' deficit	$ 2,714,377	$ 1,438,928